Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 30, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RURBAN FINANCIAL CORP
Entity Central Index Key	0000767405
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,875,179
Entity Public Float			$ 34.0